Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 10), in the succeeding five years and thereafter:

	RMB	US$
	(In thousands)
For the years ending December 31,
2014	343,608	56,760
2015	2,118,795	350,000
2016	—	—
2017	4,540,275	750,000
2018	6,053,700	1,000,000
Thereafter	4,540,275	750,000